UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Serengeti Asset Management LP
Address: 632 Broadway, 12th Floor
         New York, New York  10012

13F File Number:  028-12866

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Marc Baum
Title:     General Counsel
Phone:     212-466-2331

Signature, Place, and Date of Signing:

 /s/   Marc Baum     New York, New York     August 13, 2012

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    7

Form 13F Information Table Value Total:    $61,442 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
CELANESE CORP DEL              COM SER A        150870103     6059   175000 SH       SOLE                   175000        0        0
CITIGROUP INC                  COM NEW          172967424     8908   325000 SH       SOLE                   325000        0        0
IVANHOE MINES LTD              COM              46579N103     3630   375000 SH       SOLE                   375000        0        0
IVANHOE MINES LTD              RIGHT 07/19/2012 46579N152      346   375000 SH       SOLE                   375000        0        0
NET 1 UEPS TECHNOLOGIES INC    COM NEW          64107N206     5231   625000 SH       SOLE                   625000        0        0
NOBLE CORPORATION BAAR         NAMEN -AKT       H5833N103    13012   400000 SH       SOLE                   400000        0        0
OCH ZIFF CAP MGMT GROUP        CL A             67551U105    24256  3200000 SH       SOLE                  3200000        0        0